Note 12 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards	$ 9,400
Operating Loss Carryforwards, Subject to Expiration	1,300
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 0	$ 0